Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Technology Portfolio
November 30, 2021
TEC-NPRT3-0122
1.810712.117
Common Stocks - 99.1%
	Shares	Value ($)
Communications Equipment - 0.1%
Communications Equipment - 0.1%
Lumentum Holdings, Inc. (a)	69,400	6,021,838
Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
Ant International Co. Ltd. Class C (a)(b)(c)	6,426,931	12,982,401
Local Bounti Corp. (b)	1,546,921	9,146,944
		22,129,345
Electrical Equipment - 3.2%
Electrical Components & Equipment - 3.2%
Array Technologies, Inc. (a)(d)	4,227,830	76,164,357
ESS Tech, Inc. (b)	787,286	11,929,351
FREYR Battery SA	456,653	4,808,556
FTC Solar, Inc. (d)	1,274,800	10,912,288
Shoals Technologies Group, Inc. (d)	787,100	22,117,510
Sunrun, Inc. (a)(d)	6,423,444	295,735,362
		421,667,424
Heavy Electrical Equipment - 0.0%
NEL ASA (a)(d)	824,900	1,730,142
TOTAL ELECTRICAL EQUIPMENT		423,397,566
Electronic Equipment & Components - 3.9%
Electronic Components - 0.1%
II-VI, Inc. (a)	150,125	9,387,316
Electronic Manufacturing Services - 3.8%
Flex Ltd. (a)	13,816,687	236,265,348
Jabil, Inc.	4,587,461	268,182,970
		504,448,318
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		513,835,634
Food & Staples Retailing - 0.2%
Drug Retail - 0.2%
Shop Apotheke Europe NV (a)(e)	60,600	11,030,597
Zur Rose Group AG (a)	50,870	19,338,413
		30,369,010
Health Care Equipment & Supplies - 0.2%
Health Care Equipment - 0.2%
JEOL Ltd.	266,600	22,335,577
Hotels, Restaurants & Leisure - 0.2%
Hotels, Resorts & Cruise Lines - 0.2%
Airbnb, Inc. Class A	112,300	19,376,242
MakeMyTrip Ltd. (a)	97,844	2,382,501
		21,758,743
Household Durables - 0.3%
Consumer Electronics - 0.3%
GoPro, Inc. Class A (a)(d)	4,423,534	44,235,340
Independent Power and Renewable Electricity Producers - 0.1%
Renewable Electricity - 0.1%
Sunnova Energy International, Inc. (a)	263,042	9,724,663
Industrial Conglomerates - 0.9%
Industrial Conglomerates - 0.9%
Hitachi Ltd.	1,972,894	115,568,521
Interactive Media & Services - 2.6%
Interactive Media & Services - 2.6%
Alphabet, Inc.:
Class A (a)	39,500	112,099,025
Class C (a)	20,200	57,550,608
Snap, Inc. Class A (a)	1,373,600	65,397,096
Tencent Holdings Ltd.	320,500	18,691,265
Tongdao Liepin Group (a)	24,417,133	47,844,805
Twitter, Inc. (a)	147,000	6,459,180
Zoominfo Technologies, Inc. (a)	679,700	41,937,490
		349,979,469
Internet & Direct Marketing Retail - 0.9%
Internet & Direct Marketing Retail - 0.9%
Cazoo Group Ltd. (b)	144,100	1,167,210
Deliveroo PLC Class A (a)(e)	8,208,200	32,651,238
Global-e Online Ltd.	360,400	23,944,976
Kogan.Com Ltd. (d)	513,052	2,922,176
Porch Group, Inc. Class A (a)	2,624,884	55,227,559
		115,913,159
IT Services - 9.9%
Data Processing & Outsourced Services - 7.3%
Dlocal Ltd.	3,600	119,520
Fidelity National Information Services, Inc.	184,827	19,314,422
Flywire Corp.	23,100	938,784
Global Payments, Inc.	117,530	13,990,771
MasterCard, Inc. Class A	1,031,336	324,788,333
Paymentus Holdings, Inc.	21,800	644,408
Payoneer Global, Inc.	1,272,600	9,862,650
PayPal Holdings, Inc. (a)	952,600	176,126,214
Sabre Corp. (a)(d)	361,800	2,724,354
Shift4 Payments, Inc. (a)(d)	125,300	6,518,106
Square, Inc. (a)	401,500	83,644,495
TaskUs, Inc.	283,800	12,643,290
Visa, Inc. Class A (d)	1,640,100	317,802,177
		969,117,524
Internet Services & Infrastructure - 1.7%
Cloudflare, Inc. (a)	238,200	44,838,768
GoDaddy, Inc. (a)	156,700	10,995,639
MongoDB, Inc. Class A (a)	126,200	62,860,220
Okta, Inc. (a)	48,900	10,524,747
Twilio, Inc. Class A (a)	313,300	89,650,795
Wix.com Ltd. (a)	55,700	8,510,960
		227,381,129
IT Consulting & Other Services - 0.9%
Cognizant Technology Solutions Corp. Class A	639,000	49,829,220
Digital Hearts Holdings Co. Ltd.	962,200	21,093,746
DXC Technology Co. (a)	285,600	8,565,144
Liveramp Holdings, Inc. (a)	71,300	3,346,109
Thoughtworks Holding, Inc.	1,329,902	34,949,825
		117,784,044
TOTAL IT SERVICES		1,314,282,697
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics, Inc. (a)(c)	1,015,442	0
Oil, Gas & Consumable Fuels - 0.9%
Oil & Gas Refining & Marketing - 0.9%
Reliance Industries Ltd.	3,348,678	107,255,793
Reliance Industries Ltd. (a)	206,153	6,602,935
Reliance Industries Ltd. sponsored GDR (e)	79,100	5,054,490
		118,913,218
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Ltd. (a)(c)	1,015,442	528,873
Professional Services - 1.5%
Human Resource & Employment Services - 0.0%
Renrui Human Resources Technology Holdings Ltd.	313,557	337,361
Research & Consulting Services - 1.5%
Clarivate Analytics PLC (a)(d)	8,209,200	191,602,728
Otonomo Technologies Ltd. (a)	1,048,000	4,139,600
		195,742,328
TOTAL PROFESSIONAL SERVICES		196,079,689
Road & Rail - 1.2%
Trucking - 1.2%
Lyft, Inc. (a)	1,313,338	53,334,656
Uber Technologies, Inc. (a)	2,805,396	106,605,048
		159,939,704
Semiconductors & Semiconductor Equipment - 15.4%
Semiconductor Equipment - 1.2%
Applied Materials, Inc.	732,300	107,787,237
Lam Research Corp.	53,000	36,032,050
Teradyne, Inc.	105,200	16,081,924
		159,901,211
Semiconductors - 14.2%
Advanced Micro Devices, Inc. (a)	81,100	12,843,807
Cirrus Logic, Inc. (a)	75,695	6,069,225
First Solar, Inc. (a)	100,000	10,360,000
indie Semiconductor, Inc. (d)	157,600	2,163,848
Marvell Technology, Inc.	2,271,154	161,638,030
Microchip Technology, Inc.	2,208,700	184,271,841
Micron Technology, Inc.	919,700	77,254,800
NVIDIA Corp.	2,574,900	841,374,324
NXP Semiconductors NV	983,805	219,742,685
ON Semiconductor Corp. (a)	4,007,500	246,180,725
Renesas Electronics Corp. (a)	1,505,600	18,918,362
Semtech Corp. (a)	269,200	23,062,364
SiTime Corp. (a)	9,000	2,686,320
Universal Display Corp.	69,300	9,913,365
Xilinx, Inc.	259,600	59,305,620
		1,875,785,316
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,035,686,527
Software - 38.1%
Application Software - 14.1%
Adobe, Inc. (a)	512,100	343,030,185
Anaplan, Inc. (a)	651,700	27,899,277
Autodesk, Inc. (a)	232,222	59,028,510
Avalara, Inc. (a)	214,700	29,989,296
AvidXchange Holdings, Inc.	320,000	6,835,200
Braze, Inc.	15,100	1,150,620
CCC Intelligent Solutions Holdings, Inc. (b)	102,045	1,311,278
Ceridian HCM Holding, Inc. (a)	52,400	5,732,560
Cognyte Software Ltd. (d)	3,017,578	61,468,064
Confluent, Inc. (d)	110,730	8,639,155
Coupa Software, Inc. (a)	82,400	16,204,784
Digital Turbine, Inc. (a)	98,800	5,242,328
Ebix, Inc. (d)	166,500	5,088,240
Elastic NV (a)	175,400	27,267,684
Epic Games, Inc. (a)(b)(c)	17,917	12,898,627
Everbridge, Inc. (a)	246,700	27,980,714
HubSpot, Inc. (a)	53,300	43,008,303
Intapp, Inc.	257,400	7,050,186
Intuit, Inc.	256,700	167,445,410
Lightspeed Commerce, Inc. (a)(d)	376,700	19,019,583
LivePerson, Inc. (a)(d)	1,003,681	38,802,307
Momentive Global, Inc. (a)	7,170,878	146,501,038
Nutanix, Inc. Class B (a)(e)	72,872	2,420,808
Qualtrics International, Inc.	905,900	29,314,924
Rimini Street, Inc. (a)(d)	3,726,056	24,629,230
RingCentral, Inc. (a)	107,300	23,174,654
Salesforce.com, Inc. (a)	1,496,288	426,382,228
Splunk, Inc. (a)	132,700	16,056,700
Stripe, Inc. Class B (a)(b)(c)	38,600	1,548,825
Stronghold Digital Mining, Inc. Class A (d)	26,100	449,964
Verint Systems, Inc. (a)	66,000	3,140,940
Workday, Inc. Class A (a)	609,260	167,077,370
Workiva, Inc. (a)	42,900	5,983,263
Yext, Inc. (a)	5,238,814	50,606,943
Zendesk, Inc. (a)	131,100	13,386,621
Zoom Video Communications, Inc. Class A (a)	194,300	41,076,963
		1,866,842,782
Systems Software - 24.0%
Crowdstrike Holdings, Inc. (a)	8,900	1,932,546
GitLab, Inc. (d)	210,992	20,369,168
Mandiant, Inc. (a)	801,000	13,592,970
Microsoft Corp.	8,868,740	2,931,916,754
Palo Alto Networks, Inc. (a)	114,300	62,515,242
Rapid7, Inc. (a)	98,000	12,157,880
ServiceNow, Inc. (a)	134,600	87,180,420
Telos Corp.	742,799	11,699,084
UiPath, Inc. Class A (a)(d)	466,800	22,523,100
VMware, Inc. Class A (a)(d)	90,800	10,599,992
		3,174,487,156
TOTAL SOFTWARE		5,041,329,938
Specialty Retail - 0.3%
Automotive Retail - 0.3%
Auto1 Group SE (e)	1,513,500	42,568,217
Technology Hardware, Storage & Peripherals - 19.0%
Technology Hardware, Storage & Peripherals - 19.0%
Apple, Inc.	15,102,888	2,496,507,386
IonQ, Inc. (b)	8,400	200,088
Western Digital Corp. (a)	386,500	22,355,160
		2,519,062,634
Textiles, Apparel & Luxury Goods - 0.0%
Textiles - 0.0%
Algolia, Inc. (b)(c)	153,503	4,489,203
TOTAL COMMON STOCKS (Cost $8,108,219,563)		13,108,149,565

Preferred Stocks - 0.8%
	Shares	Value ($)
Convertible Preferred Stocks - 0.7%
Aerospace & Defense - 0.1%
Aerospace & Defense - 0.1%
ABL Space Systems:
Series B(b)(c)	98,000	6,663,618
Series B2(b)(c)	74,989	5,098,960
		11,762,578
Communications Equipment - 0.1%
Communications Equipment - 0.1%
Astranis Space Technologies Corp. Series C (b)(c)	605,440	14,724,301
Xsight Labs Ltd. Series D (b)(c)	281,500	2,250,874
		16,975,175
Construction & Engineering - 0.1%
Construction & Engineering - 0.1%
Beta Technologies, Inc. Series A (b)(c)	72,591	5,318,743

Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
Reddit, Inc.:
Series D(a)(b)(c)	250,861	15,501,805
Series E(b)(c)	14,400	889,839
		16,391,644
IT Services - 0.1%
Internet Services & Infrastructure - 0.1%
ByteDance Ltd. Series E1 (b)(c)	70,707	9,228,678

Road & Rail - 0.0%
Trucking - 0.0%
Convoy, Inc. Series D (a)(b)(c)	203,844	3,481,656

Semiconductors & Semiconductor Equipment - 0.0%
Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (b)(c)	344,200	1,157,132

Semiconductors - 0.0%
GaN Systems, Inc.:
Series F1(b)(c)	133,634	1,133,216
Series F2(b)(c)	70,564	598,383
		1,731,599
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,888,731

Software - 0.2%
Application Software - 0.2%
Databricks, Inc.:
Series G(b)(c)	15,004	3,307,668
Series H(b)(c)	58,006	12,787,562
Skyryse, Inc. Series B (b)(c)	121,800	3,006,020
Stripe, Inc. Series H (b)(c)	17,100	686,138
		19,787,388
Textiles, Apparel & Luxury Goods - 0.0%
Textiles - 0.0%
Algolia SAS Series D (b)(c)	109,867	3,213,066
Discord, Inc. Series I (b)(c)	1,300	715,812
		3,928,878
Transportation Infrastructure - 0.0%
Highways & Railtracks - 0.0%
Delhivery Private Ltd. Series H (b)(c)	5,790	2,748,901

TOTAL CONVERTIBLE PREFERRED STOCKS		92,512,372
Nonconvertible Preferred Stocks - 0.1%
IT Services - 0.1%
Data Processing & Outsourced Services - 0.1%
Checkr, Inc. Series E (c)	237,000	12,798,000

Internet Services & Infrastructure - 0.0%
Gupshup, Inc. (b)(c)	257,284	5,882,850

TOTAL IT SERVICES		18,680,850

TOTAL PREFERRED STOCKS (Cost $94,379,103)		111,193,222

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
Semiconductors & Semiconductor Equipment - 0.0%
Semiconductors - 0.0%
GaN Systems, Inc. 0% (b)(c)(g) (Cost $3,132,190)	3,132,190	3,132,190

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (h)	55,960,943	55,972,135
Fidelity Securities Lending Cash Central Fund 0.07% (h)(i)	292,065,080	292,094,287
TOTAL MONEY MARKET FUNDS (Cost $348,066,422)		348,066,422

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $8,553,797,278)	13,570,541,399
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(335,942,791)
NET ASSETS - 100.0%	13,234,598,608

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $157,201,339 or 1.2% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,725,350 or 0.7% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	4,413,489
ABL Space Systems Series B2	10/22/21	5,098,960
Algolia SAS Series D	7/23/21	3,213,066
Algolia, Inc.	10/27/21	4,489,203
Ant International Co. Ltd. Class C	5/16/18	24,495,442
Astera Labs, Inc. Series C	8/24/21	1,157,132
Astranis Space Technologies Corp. Series C	3/19/21	13,271,808
Beta Technologies, Inc. Series A	4/09/21	5,318,743
ByteDance Ltd. Series E1	11/18/20	7,747,662
Cazoo Group Ltd.	3/28/21	1,441,000
CCC Intelligent Solutions Holdings, Inc.	2/02/21	1,020,450
Convoy, Inc. Series D	10/30/19	2,760,048
Databricks, Inc. Series G	2/01/21	2,661,228
Databricks, Inc. Series H	8/31/21	12,787,562
Delhivery Private Ltd. Series H	5/20/21	2,826,237
Discord, Inc. Series I	9/15/21	715,812
Epic Games, Inc.	3/29/21	15,856,545
ESS Tech, Inc.	5/06/21	7,872,860
GaN Systems, Inc. Series F1	11/30/21	1,133,216
GaN Systems, Inc. Series F2	11/30/21	598,383
GaN Systems, Inc. 0%	11/30/21	3,132,190
Gupshup, Inc.	6/08/21	5,882,850
IonQ, Inc.	3/07/21	84,000
Local Bounti Corp.	6/17/21 - 11/04/21	15,469,210
Reddit, Inc. Series D	2/04/19	5,440,247
Reddit, Inc. Series E	5/18/21	611,628
Skyryse, Inc. Series B	10/21/21	3,006,020
Stripe, Inc. Class B	5/18/21	1,548,955
Stripe, Inc. Series H	3/15/21	686,138
Xsight Labs Ltd. Series D	2/16/21	2,250,874

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	238,396	947,829,178	892,095,439	10,901	-	-	55,972,135	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	92,023,760	1,992,063,709	1,791,993,182	395,242	-	-	292,094,287	0.9%
Total	92,262,156	2,939,892,887	2,684,088,621	406,143	-	-	348,066,422

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Momentive Global, Inc.	169,018,078	2,220,724	44,513,064	-	(6,628,998)	26,404,298	-
Yext, Inc.	127,999,800	3,247,450	30,539,556	-	(16,233,386)	(33,867,365)	-
Total	297,017,878	5,468,174	75,052,620	-	(22,862,384)	(7,463,067)	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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